Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating revenues
Total operating revenues	$ 798,904	$ 431,683
Other operating gains	24,219	969
Operating expenses
Voyages expenses and commissions	209,263	188,176
Contingent rental expense (income)	8,270	(2,555)
Ship operating expenses	79,831	70,425
Charter hire expense	4,454	4,244
Administrative expenses	20,604	20,880
Depreciation	66,725	55,719
Total operating expenses	389,147	336,889
Net operating income	433,976	95,763
Other income (expenses)
Interest income	597	674
Interest expense	(40,859)	(46,685)
Share of results of associated company	(1,427)	842
Foreign currency exchange loss	(1,129)	(173)
Unrealized gain (loss) on marketable securities	(4,542)	302
Loss on derivatives	(21,746)	(9,682)
Other non-operating gain	139	92
Net other expenses	(68,967)	(54,630)
Net income before income taxes and non-controlling interest	365,009	41,133
Income tax benefit (expense)	47	(17)
Net income	365,056	41,116
Net income attributable to non-controlling interest	(63)	(3)
Net income attributable to the Company	$ 364,993	$ 41,113
Basic earnings per share (in US dollars per share)	$ 1.89	$ 0.24
Diluted earnings per share (in US dollars per share)	$ 1.85	$ 0.24
Time charter revenues
Operating revenues
Total operating revenues	$ 76,534	$ 19,404
Voyage charter revenues
Operating revenues
Total operating revenues	708,528	395,445
Finance lease interest income
Operating revenues
Total operating revenues	0	484
Other income
Operating revenues
Total operating revenues	$ 13,842	$ 16,350